Segment, Customer and Geographic Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Lived Assets	$ 5,915	$ 5,848	$ 5,614
Israel [Member]
Long-Lived Assets	2,136	1,999	1,248
Argentina [Member]
Long-Lived Assets	482	614	627
Mexico [Member]
Long-Lived Assets	663	358	298
Brazil [Member]
Long-Lived Assets	2,233	2,398	2,949
South Africa [Member]
Long-Lived Assets	389	463	489
Other [Member]
Long-Lived Assets	$ 12	$ 16	$ 3